Summary of Significant Accounting Policies - Reverse Stock Split, Fair Value, Cash (Details)	Jan. 30, 2018	Jan. 14, 2015	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary of Significant Accounting Policies
Reverse stock split ratio	0.025	0.022
Fair Value of Financial Instruments
Warrant liabilities				$ 0	$ 0
Embedded derivatives outstanding				0	0
Cash and Cash Equivalents
Unrealized gains and losses on money market funds			$ 0	$ 0	$ 0
Restricted Cash
Restricted cash						$ 255,000